Significant Accounting Policies (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net cash used in investing activities	$ (19,554)	$ (7,316)	$ (34,203)
Net cash provided by (used in) financing activities	$ 8,426	(19,414)	20,411
As previously reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net cash used in investing activities		(12,419)	(35,982)
Net cash provided by (used in) financing activities		(14,311)	22,190
Adjustments [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net cash used in investing activities		5,103	1,779
Net cash provided by (used in) financing activities		$ (5,103)	$ (1,779)